Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

(a)	Capital Commitments
Property, plant and equipment commitments
The Group’s capital commitments primarily relate to commitments in connection with the improvement of its office building. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB10,184 (US$1,395) as of December 31, 2024. Almost all of the commitments relating to the improvement of the office building are to be fulfilled within one year.
Investment commitments
The Group’s investment commitments primarily relate to capital contribution obligations under certain arrangements. The total investment commitments contracted but not yet reflected in the consolidated financial statement amounted to RMB3,150 (US$432) as of December 31, 2024.

(b)	Contingencies
The Group is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Save as disclosed below, the Group is currently not in any legal or administrative proceedings that may have a material adverse impact on the financial position, results of operations or cash flows of the Group.
(i) Shareholder securities litigation
On December 4, 2023, a securities class action complaint (captioned Pujo v. EHang Holdings Limited, No. 2:23-cv-10165 (C.D. Cal.)) was filed by purported holders of the Company’s ADSs in federal court. The complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and generally alleges that the Company and certain of its officers and directors made false and misleading statements regarding the Company’s business, operations, and prospects, among other allegations. The complaint is based in large part on a November 7, 2023, report issued by short seller Hindenburg Research. The complaint names as defendants certain of the Company’s officers and directors. The complaint seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. On February 2, 2024, purported stockholders of the Company moved for appointment as lead plaintiff. On August 12, 2024, the Court appointed a lead plaintiff and lead counsel. The lead plaintiff filed an amended complaint on October 14, 2024. The Company moved to dismiss the amended complaint on December 7, 2024, and the lead plaintiff filed an opposition to the motion on January 31, 2025. The Company filed a reply in support of its motion to dismiss on March 14, 2025. On March 26, 2025, the Court granted in part and denied in part our motion to dismiss. The Company intend to vigorously defend against these claims. However, given the uncertainty of litigation, the preliminary stage of the case, and the legal standards that must be met for, among other things, class certification and success on the merits, we cannot estimate the reasonably possible loss or range of loss that may result from this action.